Interests in subsidiaries - Additional Information (Details) £ in Millions	12 Months Ended				132 Months Ended
	Dec. 31, 2023 GBP (£) shareholder	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2011	Dec. 31, 2021 GBP (£)
Disclosure of Significant Investments in Subsidiaries [Line Items]
Goodwill	£ 41,091	£ 47,956
Trade and other payables	10,593	11,393
Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Goodwill	£ 2,386	£ 2,460
British American Tobacco Bangladesh Company Limited
Disclosure of Significant Investments in Subsidiaries [Line Items]
Ownership held in non-controlling interest	72.91%	72.91%	72.91%
Imperial Tobacco Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Trade and other payables	£ 333	£ 391
Imperial Tobacco Canada | Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Goodwill	£ 2,400	£ 2,400
PT Bentoel Internasional Investama Tbk
Disclosure of Significant Investments in Subsidiaries [Line Items]
Ownership held in non-controlling interest	100.00%	100.00%	99.00%
Percentage of total return swap of issued capital					7.00%
Effective interest recognise of net assets				99.00%
Acquisition percentage			0.20%		0.20%
Cost of acquisition			£ 4		£ 4
Number of shareholders | shareholder	1,000